Financial Instruments (Details 3) - Recurring fair value measurement [Member]	Dec. 31, 2019	Dec. 31, 2018
8.875% Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Term Loan		104.44%
Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Term Loan	104.25%
Senior Secured Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Term Loan	102.10%
Term Loan B - U.S. Facility [Member] | Former Senior Secured Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Term Loan		94.50%
Term Loan B - U.S. Facility [Member] | Senior secured credit facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Term Loan	100.25%